FINANCIAL RISK MANAGEMENT (Financial Assets and Liabilities at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 2,062,207	$ 1,797,091
Financial liabilities, at fair value	50,342	8,220
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,925,316	1,565,097
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	136,349	213,149
Financial liabilities, at fair value	50,342	8,220
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	542	18,845
Financial liabilities, at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	50,342	8,220
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	50,342	8,220
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	423,927	478,778
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	423,927	478,778
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,633,797	1,302,907
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,501,389	1,086,319
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	131,866	197,743
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	542	18,845
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	4,483	15,406
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	4,483	15,406
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0